Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2020
Advances From Federal Home Loan Banks [Abstract]
Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding	Scheduled principal reductions of FHLB advances outstanding at December 31, 2020 were as follows:
2029	$125,000
Total	$125,000